T. ROWE PRICE Japan Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
JAPAN
 99.8%
COMMON STOCKS  99.0%
AUTOMOBILES & TRANSPORTATION
EQUIPMENT  6.1%
Rubber Products  1.2%
Toyo Tire (1) 152,600 4,047
4,047
Transportation Equipment  4.9%
ARCHION (2) 2,837,400 4,794
Toyota Motor  581,900 11,012
15,806
Total Automobiles & Transportation
Equipment 19,853
BANKS  11.3%
Banks  11.3%
Mitsubishi UFJ Financial Group  905,700 20,230
Rakuten Bank (2) 107,200 3,664
Resona Holdings  698,500 9,472
Tokyo Kiraboshi Financial Group (1) 326,500 3,433
Total Banks 36,799
COMMERCIAL & WHOLESALE TRADE  7.3%
Wholesale Trade  7.3%
Daiwabo Holdings  58,900 1,313
Hanwa  409,500 4,349
ITOCHU  452,000 5,672
Sanrio (1) 281,400 2,258
Sumitomo  978,400 10,156
Total Commercial & Wholesale Trade 23,748
CONSTRUCTION & MATERIALS  3.4%
Construction  1.0%
INFRONEER Holdings (1) 77,800 1,259
Penta-Ocean Construction  218,700 2,035
3,294
Glass & Ceramics Products  2.4%
Niterra  (1) 53,300 3,113

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Taiheiyo Cement  179,200 4,538
7,651
Total Construction & Materials 10,945
ELECTRIC APPLIANCES & PRECISION
INSTRUMENTS  19.0%
Electric Appliances  13.6%
Hitachi  257,000 8,422
Horiba  33,200 5,211
Kioxia Holdings (2) 11,000 3,066
Konica Minolta (1) 643,100 2,350
Nisshinbo Holdings  293,200 3,939
Renesas Electronics  262,700 5,265
Sony Group  491,800 11,493
Yokogawa Electric  121,300 4,326
44,072
Precision Instruments  5.4%
Hoya  20,100 3,074
Kitazato 313,600 2,702
Nakanishi  141,700 2,693
Olympus  226,900 2,593
Tokyo Seimitsu  63,600 6,623
17,685
Total Electric Appliances & Precision
Instruments 61,757
ELECTRIC POWER & GAS  2.6%
Electric Power & Gas  2.6%
Tohoku Electric Power (1) 1,159,800 8,523
Total Electric Power & Gas 8,523
ENERGY RESOURCES  1.9%
Oil & Coal Products  1.9%
Cosmo Energy Holdings  243,000 6,047
Total Energy Resources 6,047
FINANCIALS EX-BANKS  7.6%
Insurance  3.3%
MS&AD Insurance Group Holdings  351,700 10,826
10,826
Other Financing Business  4.3%
Muninova Holdings  1,104,300 3,079

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
ORIX  269,300 10,869
13,948
Total Financials Ex-Banks 24,774
IT & SERVICES & OTHERS  13.0%
Information & Communication  2.3%
Anycolor  (1) 107,000 1,761
Cover (1)(2) 128,500 1,180
Digital Arts  39,000 996
Hikari Tsushin (1) 3,400 831
SoftBank Group  84,200 2,622
7,390
Other Products  2.2%
Maeda Kosen  (1) 108,400 1,335
Nintendo  125,600 5,992
7,327
Services  8.5%
Daiei Kankyo  (1) 77,300 1,808
Kyoritsu Maintenance (1) 117,900 2,562
Recruit Holdings  195,400 15,453
Relo Group (1) 198,900 2,510
Resorttrust 140,800 1,579
Round One (1) 376,400 2,860
Strike Group (1) 111,300 923
27,695
Total IT & Services & Others 42,412
MACHINERY  6.1%
Machinery  6.1%
Komatsu  125,600 5,450
Kurita Water Industries  109,400 5,879
Miura  186,100 3,731
Sega Sammy Holdings (1) 181,100 3,128
Takeuchi Manufacturing (1) 33,600 1,556
Total Machinery 19,744
PHARMACEUTICAL  2.6%
Pharmaceutical  2.6%
Chugai Pharmaceutical  59,000 2,560
Daiichi Sankyo  282,100 4,559
Sumitomo Pharma (1)(2) 163,900 1,278
Total Pharmaceutical 8,397

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
RAW MATERIALS & CHEMICALS  8.7%
Chemicals  6.6%
Air Water (1) 403,900 6,335
C Uyemura 22,900 3,178
Daicel  278,600 2,514
Fuso Chemical  111,200 2,545
Nifco  38,900 1,259
Nippon Soda  106,700 2,548
Shin-Etsu Chemical  87,100 3,105
21,484
Pulp & Paper  2.1%
Oji Holdings (1) 686,900 3,777
Rengo (1) 340,500 3,183
6,960
Total Raw Materials & Chemicals 28,444
REAL ESTATE  1.8%
Real Estate  1.8%
Open House Group  20,900 1,111
Park24 (1) 121,000 1,498
Tokyo Tatemono  148,500 3,133
Total Real Estate 5,742
RETAIL TRADE  5.3%
Retail Trade  5.3%
Nextage 169,300 3,528
Seven & i Holdings  322,200 4,272
Takashimaya (1) 170,100 2,432
Tsuruha Holdings  450,900 6,883
Total Retail Trade 17,115
STEEL & NONFERROUS METALS  1.8%
Iron & Steel  1.4%
Nippon Steel (1) 1,094,500 4,459
4,459
Nonferrous Metals  0.4%
Fujikura  52,700 1,337
1,337
Total Steel & Nonferrous Metals 5,796

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
TRANSPORTATION & LOGISTICS  0.5%
Land Transportation  0.5%
Keisei Electric Railway (1) 197,100 1,584
Total Transportation & Logistics 1,584
Total Common Stocks 321,680
CONVERTIBLE PREFERRED STOCKS  0.8%
IT & SERVICES & OTHERS  0.8%
Information & Communication  0.8%
Andpad , Series D, Acquisition Date: 7/21/22, Cost
$726 (2)(3)(4) 17,240 903
Datax , Series E, Acquisition Date: 7/14/21, Cost
$4,542 (2)(3)(4) 11,236 1,473
Finc Technologies, Series E, Acquisition Date:
12/18/19, Cost $3,650 (2)(3)(4) 232,019 188
Total IT & Services & Others 2,564
Total Convertible Preferred Stocks 2,564
Total Japan (Cost $252,435) 324,244
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS  0.3%
T. Rowe Price Government Reserve Fund, 3.72% (5)
(6) 903,315 903
Total Short-Term Investments (Cost $903) 903

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.6%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING PROGRAM
WITH JPMORGAN CHASE BANK 2.6%
Money Market Funds 2.6%
T. Rowe Price Treasury Reserve Fund, 3.70% (5)(6) 8,338,495 8,338
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 8,338
Total Securities Lending Collateral (Cost $8,338) 8,338
Total Investments in Securities  102.7%
(Cost $261,676) $ 333,485
Other Assets Less Liabilities (2.7)% (8,703)
Net Assets 100.0% $ 324,782
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,564 and represents 0.8% of net assets.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Japan Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 77++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 77+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 18,462  ¤  ¤ $ 903
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 8,338
Total $ 9,241^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $77 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,241.

T. ROWE PRICE Japan Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the
fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Japan Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Japan Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Japan Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F62-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 321,680 $ — $ 321,680
Convertible Preferred Stocks — — 2,564 2,564
Short-Term Investments 903 — — 903
Securities Lending Collateral 8,338 — — 8,338
Total $ 9,241 $ 321,680 $ 2,564 $ 333,485